Accounts receivable - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Beginning balance	$ 8,992	$ 31,986	$ 38,223
Increases (Decrease)	18,342	(241)	(5,960)
Cancelation	(5,542)
Write-off	(1,033)	(22,753)	(277)
Ending balance	$ 20,759	$ 8,992	$ 31,986